Consolidated Balance Sheet Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities, Current [Abstract]
Loans Payable to Bank, Current	$ 0	$ 13,226
Finance Lease, Liability, Current	1,532
Capital Lease Obligations, Current		32,677
Accounts payable and accrued expenses	13,342	36,134
Due to related parties	603	4,979
Total current liabilities	15,477	87,016
Bank loans, net	0	157,511
Liabilities, Noncurrent [Abstract]
Bank loans, net	0	157,511
Capital Lease Obligations, Noncurrent	16,506	351,070
Total non-current liabilities	16,506	508,581
Total liabilities	31,983	595,597
Commitment and contingencies (Note 7)
Preferred Stock, Shares Authorized	50,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred Stock, Value, Issued	$ 0	0
Common Stock, Value, Issued	839	859
Paid-in capital	$ 1,731,718	$ 1,803,431
Treasury Stock, Shares	35,869	35,869
Treasury Stock, Value	$ (717)	$ (73,444)
Accumulated deficit	(1,403,372)	(1,458,248)
Total shareholders’ equity	328,468	272,598
Total liabilities and shareholders’ equity	360,451	868,195
Assets, Current [Abstract]
Cash and cash equivalents	270,787	84,002
Inventory, Gross	655	10,614
Due from related parties	4,081	14,877
Prepaid expenses and other current assets	9,649	12,110
Total current assets	285,172	121,603
Assets, Noncurrent [Abstract]
Equity Method Investments	47,521	24,116
Assets Held For Sale, non-current	17,008	708,097
Deferred financing cost, net	0	1,143
Other assets	10,750	13,236
Total non-current assets	75,279	746,592
Total assets	$ 360,451	$ 868,195
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Outstanding	0
Common Stock, Shares Authorized	31,875,000
Common Stock, Par or Stated Value Per Share	$ 0.01